Derivative Instruments and Hedging Activities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities (Textual) [Abstract]
Decrease in other liabilities	$ 58,000
Increase/Decrease in other assets	0
Loss included in gain on sales of loans	58,000
Derivative Instruments and Hedging Activities (Additional Textual) [Abstract]
Increase in loans held for sale	0
Mortgage Pipeline [Member]
Derivative Instruments and Hedging Activities (Textual) [Abstract]
Decrease in other liabilities	3,000
Increase/Decrease in other assets	2,000
Loss included in gain on sales of loans	$ 5,000